CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2024
Allowance on accounts receivable	$ 0	$ 0	$ 75,000
Preferred stock, par value (in dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	5,667,469	1,662,601	13,755
Common stock, shares outstanding		1,662,601	13,755
Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Series B Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0